Shareholder Report, Holdings (Details)	Jun. 30, 2025
Columbia Variable Portfolio – Intermediate Bond Fund - Class 1 | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 1 | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.30%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 1 | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 1 | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 1 | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 1 | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 1 | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 1 | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 1 | Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 1 | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.30%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 1 | Short Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 1 | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.80%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 1 | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.70%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 1 | Corporate Bonds Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 1 | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 1 | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 1 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 1 | Commercial Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 1 | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 1 | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 1 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 2 | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 2 | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.30%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 2 | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 2 | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 2 | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 2 | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 2 | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 2 | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 2 | Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 2 | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.30%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 2 | Short Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 2 | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.80%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 2 | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.70%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 2 | Corporate Bonds Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 2 | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 2 | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 2 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 2 | Commercial Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 2 | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 2 | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 2 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 3 | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 3 | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.30%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 3 | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 3 | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 3 | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 3 | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 3 | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 3 | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 3 | Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 3 | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.30%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 3 | Short Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 3 | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.80%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 3 | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.70%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 3 | Corporate Bonds Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 3 | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 3 | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 3 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 3 | Commercial Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 3 | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 3 | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 3 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%